Redeemable Convertible Preferred Stock - Schedule of Redeemable Convertible Preferred Stock (Details) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Temporary Equity [Line Items]
Shares Authorized (in shares)	24,069,615	24,069,615		24,069,615
Shares Issued (in shares)	21,238,105	21,233,190		21,233,190
Shares Outstanding (in shares)	21,238,105	21,233,190	21,233,190	21,233,190	14,350,216
Preferential Liquidation Value (in thousands)	$ 121,174,000	$ 121,144,000		$ 121,144,000
Carrying Value (in thousands)	$ 105,265,000	$ 105,235,000	$ 105,235,000	$ 105,235,000	$ 63,417,000
Series A
Temporary Equity [Line Items]
Shares Authorized (in shares)	1,629,629	1,629,629		1,629,629
Shares Issued (in shares)	1,629,626	1,629,626		1,629,626
Shares Outstanding (in shares)	1,629,626	1,629,626		1,629,626
Per share Preference (in USD per share)	$ 2.70	$ 2.70		$ 2.70
Preferential Liquidation Value (in thousands)	$ 4,400,000	$ 4,400,000		$ 4,400,000
Carrying Value (in thousands)	$ 4,369,000	$ 4,369,000		$ 4,369,000
Series A-1
Temporary Equity [Line Items]
Shares Authorized (in shares)	1,111,111	1,111,111		1,111,111
Shares Issued (in shares)	1,111,109	1,111,109		1,111,109
Shares Outstanding (in shares)	1,111,109	1,111,109		1,111,109
Per share Preference (in USD per share)	$ 3.38	$ 3.38		$ 3.38
Preferential Liquidation Value (in thousands)	$ 3,755,000	$ 3,755,000		$ 3,755,000
Carrying Value (in thousands)	$ 3,723,000	$ 3,723,000		$ 3,723,000
Series B
Temporary Equity [Line Items]
Shares Authorized (in shares)	6,264,470	6,264,470		6,264,470
Shares Issued (in shares)	6,264,463	6,264,463		6,264,463
Shares Outstanding (in shares)	6,264,463	6,264,463		6,264,463
Per share Preference (in USD per share)	$ 6.11	$ 6.11		$ 6.11
Preferential Liquidation Value (in thousands)	$ 38,276,000	$ 38,276,000		$ 38,276,000
Carrying Value (in thousands)	$ 38,014,000	$ 38,014,000		$ 38,014,000
Series C
Temporary Equity [Line Items]
Shares Authorized (in shares)	15,064,405	15,064,405		15,064,405
Shares Issued (in shares)	12,232,907	12,227,992		12,227,992
Shares Outstanding (in shares)	12,232,907	12,227,992		12,227,992
Per share Preference (in USD per share)	$ 6.11	$ 6.11		$ 6.11
Preferential Liquidation Value (in thousands)	$ 74,743,000	$ 74,713,000		$ 74,713,000
Carrying Value (in thousands)	$ 59,159,000	$ 59,129,000		$ 59,129,000